                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6364

                     Van Kampen Ohio Quality Municipal Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31___

Date of reporting period: 1/31/07

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS | JANUARY 31, 2007 (UNAUDITED)

  PAR
  AMOUNT
  (000)     DESCRIPTION                                              COUPON     MATURITY          VALUE
----------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS 181.4%
            OHIO 168.6%
   $    400 Akron Bath Copley, OH Jt Twp
               Hosp Dist Rev Hosp Fac
               Summa Hosp Ser A .......................               5.375%     11/15/18      $   410,708
      1,720 Akron, OH Rev & Impt Var Purp
               (MBIA Insd) (a) ........................               5.250      12/01/18        1,837,700
      1,000 Akron, OH Rev & Impt Var Purp
               (MBIA Insd) ............................               5.250      12/01/19        1,068,430
      1,000 Athens Cnty, OH Hosp Fac Rev
               Impt O'Bleness Mem Rfdg Ser A ..........               7.125      11/15/33        1,093,170
      1,000 Avon Lake, OH City Sch Dist
               Cap Apprec (FGIC Insd) .................                 *        12/01/11          827,740
      1,000 Brookville, OH Loc Sch Dist
               (FSA Insd) (Prerefunded @
               12/01/13) ..............................               5.250      12/01/22        1,072,180
        765 Cleveland-Cuyahoga Cnty, OH
               Port Auth Rev Dev Port
               Cleveland Bd Fd Ser A (LOC:
               Fifth Third Bank) ......................               6.250      05/15/16          817,181
        845 Cleveland-Cuyahoga Cnty, OH
               Port Auth Rev Dev Port
               Cleveland Bd Fd Ser B
               (AMT) (a) ..............................               6.500      11/15/14          892,785
      1,000 Cleveland-Cuyahoga Cnty, OH
               Port Auth Rev Student Hsg
               Euclid Ave Fenn Proj (AMBAC
               Insd) ..................................               5.000      08/01/28        1,046,860
      1,510 Cleveland, OH Arpt Sys Rev Ser
               A (FSA Insd) ...........................               5.000      01/01/31        1,547,403
        175 Cleveland, OH Arpt Sys Rev Ser
               A (FSA Insd)
              (Prerefunded @ 1/01/10) .................               5.000      01/01/31          182,579
      3,145 Columbus, OH Tax Increment Fin
               Rev Easton Proj (AMBAC Insd)
               (Prerefunded @ 6/01/09) ................               4.875      12/01/24        3,254,540


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
      1,000 Cuyahoga Cnty, OH Hlthcare
               Fac Rev Mtg Menorah Pk Ctr
               Wiggins Proj ...........................               6.800      02/15/35        1,069,220
      1,000 Cuyahoga Cnty, OH Hosp Fac Rev
               Canton Inc Proj ........................               7.500      01/01/30        1,098,070
      2,000 Dayton, OH Arpt Rev Rfdg Ser C
               (Radian Insd) (AMT) ....................               5.350      12/01/32        2,086,140
      1,000 Dublin, OH City Sch Dist Constr
               & Impt .................................               5.000      12/01/16        1,050,680
      1,500 Erie Cnty, OH Hosp Fac Rev
               Firelands Regl Med Ctr Proj A ..........               5.000      08/15/36        1,551,150
      2,500 Erie Cnty, OH Hosp Fac Rev
               Firelands Regl Med Ctr Ser A ...........               5.625      08/15/32        2,661,700
      1,650 Field, OH Loc Sch Dist Sch Facs
               Constr & Impt (AMBAC Insd) .............               5.000      12/01/32        1,738,951
        500 Finneytown, OH Loc Sch Dist
               (FGIC Insd) ............................               6.200      12/01/17          593,530
      1,000 Franklin Cnty, OH Hlthcare Fac
               Rev OH Presbyterian Ser A
               (Prerefunded @ 7/01/11) ................               7.125      07/01/29        1,136,330
      1,000 Franklin Cnty, OH Hosp Rev Impt
               The Childrens Hosp Proj Ser C
               (FGIC Insd) ............................               5.000      05/01/35        1,046,350
      1,000 Franklin Cnty, OH Rev Mtg Seton
               Square North Proj (FHA Gtd) ............               6.150      10/01/18        1,001,320
      1,455 Gallia Cnty, OH Loc Sch Dist
               Sch Impt (FSA Insd) ....................               5.000      12/01/30        1,543,449
      2,555 Greene Cnty, OH Swr Sys Rev
               Govt Enterprise (AMBAC Insd)
               (Prerefunded @ 12/01/10) ...............               5.625      12/01/25        2,748,950
      2,145 Groveport, OH Inc Tax Rcpt
               (MBIA Insd) (a) ........................               5.000      12/01/20        2,259,500
      5,000 Hamilton Cnty, OH Sales Tax
               Sub Cap Apprec Ser B
               (AMBAC Insd) ...........................                 *        12/01/23        2,411,150

      1,000 Hamilton Cnty, OH Swr Sys Rev
               Impt Metro Swr Dist Ser B
               (MBIA Insd) ............................               5.000      12/01/30        1,058,850
      1,000 Harrison, OH Wastewtr Sys & Impt
               Rfdg (FSA Insd) (a) ....................               5.250      11/01/20        1,076,610
      1,200 Heath, OH City Sch Dist Sch Impt
                Ser A (FGIC Insd)
               (Prerefunded @ 12/01/10) ...............               5.500      12/01/27        1,275,372
      2,000 Hilliard, OH Sch Dist Cap Apprec
               Sch Impt (FGIC Insd) ...................                 *        12/01/18        1,214,520
      6,370 Jackson, OH Loc Sch Dist Star
               Constr & Impt (FGIC Insd) ..............               5.000      12/01/30        6,686,398
      1,000 Lakota, OH Loc Sch Dist
               (AMBAC Insd) ...........................               7.000      12/01/09        1,084,700
        610 Licking Heights, OH Loc Sch Dist
               Cap Apprec Ser A (FGIC
               Insd) (a) ..............................                 *        12/01/15          424,822
        745 Licking Heights, OH Loc Sch Dist
               Cap Apprec Ser A (FGIC
               Insd) (a) ..............................                 *        12/01/17          473,939
      2,485 Little Miami, OH Loc Sch Dist
               Sch Impt (FSA Insd) (a) ................               5.000      12/01/24        2,652,961
      1,250 London, OH City Sch Dist Sch
               Fac Constr & Impt (FGIC Insd)
               (Prerefunded @ 12/01/11) ...............               5.500      12/01/16        1,346,100
      1,000 Lorain Cnty, OH Hosp Rev
               Catholic Hlthcare Part Ser B
               (MBIA Insd) ............................               5.625      09/01/15        1,029,250
      2,000 Lorain Cnty, OH Hosp Rev
               Catholic Hlthcare Ser S ................               5.375      10/01/30        2,107,500

      1,255 Lorain, OH Hosp Impt Rev
               Lakeland Cmnty Hosp Inc
               Proj (c) ...............................               6.500      11/15/12        1,270,800
      1,000 Lucas Cnty, OH Hlthcare Fac
               Rev Sunset Retirement Rfdg
               Ser A ..................................               6.375      08/15/15        1,062,920
        695 Marysville, OH Exmp Vlg Sch
               Dist Cap Apprec Sch Impt
               (AMBAC Insd) ...........................                 *        12/01/16          462,314
      2,665 Medina Cnty, OH Lib Dist (FGIC
               Insd) (a) ..............................               5.250      12/01/20        2,871,404
      1,000 Miami Cnty, OH Hosp Fac Rfdg &
               Impt Upper Vly Med Ctr .................               5.250      05/15/26        1,051,700
      1,000 Miami Univ, OH Gen Rcpt Rfdg
               (AMBAC Insd) ...........................               5.000      12/01/22        1,055,550
      1,000 Middleburg Heights, OH
               Southwest Genl Hlth Ctr (FSA
               Insd) ..................................               5.625      08/15/15        1,043,430
      2,000 Montgomery Cnty, OH Hosp Rev
               Grandview Hosp & Med Ctr
               Rfdg (Prerefunded @
               12/01/09) ..............................               5.600      12/01/11        2,092,720
      2,000 Montgomery Cnty, OH Rev
               Catholic Hlth Initiatives Ser
               A (c) ..................................               6.000      12/01/26        2,152,100
        260 Ohio Hsg Fin Agy Mtg Rev
               Residential Ser A (GNMA
               Collateralized) (AMT) ..................               5.250      09/01/30          264,540
      5,550 Ohio Hsg Fin Agy Single Family
               Mtg Rev (FGIC Insd) (c) ................                 *        01/15/15        4,046,505
      1,000 Ohio Hsg Fin Agy Single Family
               Mtg Rev (FGIC Insd)
               (Prerefunded @ 1/15/14) ................                 *        01/15/15          689,240

      5,850 Ohio Hsg Fin Agy Single Family
               Mtg Rev (FGIC Insd)
               (Prerefunded @ 7/15/14) ................                 *        01/15/15        4,150,809
      1,000 Ohio Muni Elec Generation Agy
               Jt Venture 5 Ctf Ben Int (MBIA
               Insd) ..................................                 *        02/15/30          355,490
     11,000 Ohio St Air Quality Dev Auth Rev Coll
                Dayton Pwr & Lt Co Proj (b) ...........               4.800      09/01/36       11,077,963
        880 Ohio St Dept of Trans Ctf Part
               Panhandle Rail Line Proj (FSA
               Insd) ..................................               6.500      04/15/12          881,866
      1,300 Ohio St Higher Ed Fac Commn
               Higher Ed Fac Univ Dayton
               Proj (AMBAC Insd)
               (Prerefunded @ 12/01/10) ...............               5.500      12/01/30        1,392,937
      1,400 Ohio St Higher Ed Fac Commn
               Higher Ed Fac Xavier Univ Proj
               (CIFG Insd) ............................               5.000      05/01/24        1,478,974
     10,000 Ohio St Higher Ed Fac Commn
               Rev Hosp Univ Hosp Hlth
               Sys Inc Ser A (b)(d) ...................               4.750      01/15/46        9,825,550
      2,000 Ohio St Higher Ed Fac Rev
               Kenyon College Proj ....................               5.000      07/01/41        2,075,220
      2,000 Ohio St Higher Ed Fac Rev
               Otterbein College Proj (CIFG
               Insd) ..................................               5.000      12/01/35        2,108,640
     10,040 Ohio St Hsg Fin Agy Residential
               Mtg Rev Mtg Bkd Sec Ser L
               (AMT) (b) ..............................               4.750      03/01/37       10,057,520
      2,000 Ohio St Univ Gen Rcpt Ser A ...............               5.000      12/01/26        2,084,000
      1,000 Ohio St Univ Gen Rcpt Ser A ...............               5.125      12/01/31        1,049,470
      1,300 Ohio St Wtr Dev Auth Rev Wtr
                Dev Fresh Wtr Impt
               (Prerefunded @ 6/01/12) ................               5.375      12/01/21        1,400,867
     10,000 Olentangy Loc Sch Dist OH
               Rfdg Ser A (FSA Insd) (b) ..............               4.500      12/01/32        9,988,200

      1,415 Ottawa & Glandorf, OH Loc Sch
               Fac Constr & Impt (MBIA Insd)
               (Prerefunded @ 12/01/12) (a) ...........               5.375      12/01/18        1,533,393
      1,000 Painesville, OH Loc Sch Dist Sch
               Constr (MBIA Insd) .....................               5.000      12/01/28        1,055,830
      1,000 Port Gtr Cincinnati, OH Dev Auth
               Sisters of Mercy Cincinnati ............               5.000      10/01/25        1,040,770
      1,895 Sugarcreek, OH Loc Sch Dist
               Sch Impt & Rfdg (MBIA Insd)
               (Prerefunded @ 12/01/13) ...............               5.250      12/01/27        2,060,680
      1,820 Summit Cnty, OH (a) .......................               5.250      12/01/22        1,949,129
      1,395 Summit Cnty, OH ...........................               5.250      12/01/23        1,493,975
      1,000 Summit Cnty, OH Port Auth Bd
               Fd Pgm Dev Rev Work Force
               Policy Brd Ser F .......................               4.875      11/15/25        1,029,680
      1,850 Tipp City, OH Exmp Vlg Sch Dist
               Sch Fac Constr & Impt (FGIC
               Insd) (Prerefunded @
               6/01/11) (a) ...........................               5.500      12/01/15        1,979,426
      1,500 Toledo-Lucas Cnty, OH Port
               Auth Crocker Pk Pub Impt Proj ..........               5.375      12/01/35        1,608,825
      1,000 Toledo-Lucas Cnty, OH Port
               Auth Fac Cargill Inc Proj Rfdg
               Ser A ..................................               4.800      03/01/22        1,022,210
        500 Toledo Lucas Cnty, OH Port
               Auth Northwest OH Bd Fd Ser
               C (AMT) ................................               5.125      11/15/25          506,495
      1,170 Toledo-Lucas Cnty, OH Port
               Auth Northwest OH Bd Fd Ser
               D (AMT) (a) ............................               6.900      11/15/20        1,273,849
      3,475 Toledo, OH City Sch Dist Sch
               Facs Impt Ser B (FGIC Insd) ............               5.000      12/01/27        3,642,669
      1,040 Toledo, OH Sew Sys Rev
               (AMBAC Insd) (a) .......................               5.000      11/15/24        1,094,912

      1,805 Toledo, OH Sew Sys Rev
               (AMBAC Insd) ...........................               5.000      11/15/28        1,891,586
      1,000 University Cincinnati OH Gen
               Ser A (FGIC Insd) ......................               5.000      06/01/20        1,049,220
      2,300 University Cincinnati OH Gen
               Ser F (Prerefunded @
               6/01/12) (a) ...........................               5.375      06/01/16        2,448,925
      1,140 West Chester Twp OH Rfdg
               (AMBAC Insd) ...........................               5.000      12/01/20        1,200,021
      1,180 Worthington, OH City Sch Dist
               Rfdg (FGIC Insd) .......................               6.000      06/01/10        1,261,054
                                                                                              ------------
                                                                                               163,612,166
                                                                                              ------------
            GUAM 4.3%
      2,000 Guam Pwr Auth Rev Ser A
               (AMBAC Insd) ...........................               5.125      10/01/29        2,072,100
      2,000 Guam Pwr Auth Rev Ser A
               (AMBAC Insd) ...........................               5.250      10/01/34        2,080,000
                                                                                              ------------
                                                                                                 4,152,100
                                                                                              ------------
            PUERTO RICO 4.6%
      1,000 Childrens Tr Fd PR Tob
               Settlement Rev .........................               5.500      05/15/39        1,045,810
      1,500 Childrens Tr Fd PR Tob
               Settlement Rev .........................               5.625      05/15/43        1,575,285
      1,500 Puerto Rico Comwlth Hwy &
               Tran Auth Hwy Rev Rfdg Ser
               Y (FSA Insd) ...........................               6.250      07/01/21        1,847,430
                                                                                              ------------
                                                                                                 4,468,525
                                                                                              ------------
            U.S. VIRGIN ISLANDS   3.9%
      1,000 Virgin Islands Pub Fin Auth Rev
               Gross Rcpt Taxes Ln Nt Ser A ...........               6.375      10/01/19        1,086,510
      1,000 Virgin Islands Pub Fin Auth Rev
               Gross Rcpt Taxes Ln Nt Ser A
               (ACA Insd) (Prerefunded @
               10/01/10) ..............................               6.125      10/01/29        1,088,240

      1,500 Virgin Islands Pub Fin Auth Rev
               Gross Rcpt Taxes Ln Nt Ser A
               (Prerefunded @ 10/01/10) (e)............               6.500      10/01/24        1,648,470
                                                                                              ------------
                                                                                                 3,823,220
                                                                                              ------------
  TOTAL LONG-TERM INVESTMENTS   181.4%
    (Cost $167,036,676)................................................................        176,056,011
  TOTAL SHORT-TERM INVESTMENTS   3.7%
    (Cost $3,600,000)..................................................................          3,600,000
                                                                                              ------------

  TOTAL INVESTMENTS  185.1%
    (Cost $170,636,676)................................................................        179,656,011
  LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (31.7%)
      (Cost ($30,780,000))
      (30,780)  Notes with interest rates ranging from 3.60% to 3.68% at January
                31, 2007 and contractual maturities of collateral
                ranging from 2032 to 2046 (f)..........................................        (30,780,000)
                                                                                              ------------


  TOTAL NET INVESTMENT 153.4%
  (Cost $139,856,676)..................................................................        148,876,011

  LIABILITIES IN EXCESS OF OTHER ASSETS  (1.8%)........................................         (1,769,242)

  PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (51.6%)                                   (50,098,321)
                                                                                              ------------

  NET ASSETS APPLICABLE TO COMMON SHARES 100.0%........................................       $ 97,008,448
                                                                                              ============


  Percentages are calculated as a percentage of net assets applicable to common shares.

   *  Zero coupon bond

  (a) The Trust owns 100% of the outstanding bond issuance.

  (b) Underlying security related to Inverse Floaters entered into by the Trust.

  (c) Escrowed to Maturity

  (d) Security purchased on a when-issued or delayed delivery basis.

  (e) All or a portion of this security has been physically segregated in connection with open futures contracts.

  (f) Floating rate notes. The interest rate shown reflects the rates in effect at January 31, 2007.


  ACA - American Capital Access
  AMBAC - AMBAC Indemnity Corp.
  AMT - Alternative Minimum Tax
  CIFG - CDC IXIS Financial Guaranty
  FGIC - Financial Guaranty Insurance Co.
  FHA - Federal Housing Administration
  FSA - Financial Security Assurance Inc.
  GNMA - Government National Mortgage Association
  LOC - Letter of Credit

  MBIA - Municipal Bond Investors Assurance Corp.
  Radian - Radian Asset Assurance



  FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2007:

                                                                                           UNREALIZED
                                                                                        APPRECIATION/
                                                                         CONTRACTS       DEPRECIATION
  SHORT CONTRACTS:
  U.S. Treasury Notes 10-Year Futures, March 2007
     (Current Notional Value of $106,750 per contract)...........              193       $    419,418
  U.S. Treasury Bonds Futures, March 2007 (Current
     Notional Value of $110,125 per contract) ...................              155            371,098
                                                                        ----------       ------------
                                                                               348       $    790,516
                                                                        ==========       ============

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Ohio Quality Municipal Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2007